COMMITMENTS AND CONTINGENCIES - (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - Wheels Up - USD ($)	Jul. 13, 2021	Jan. 22, 2021
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 1,885,000,000
Transaction fee		$ 10,000,000